Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Industrials Portfolio - VIP Industrials Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(1.89%)
Annual Return 2016	15.87%
Annual Return 2017	20.15%
Annual Return 2018	(15.12%)
Annual Return 2019	28.15%
Annual Return 2020	12.32%
Annual Return 2021	17.09%
Annual Return 2022	(10.30%)
Annual Return 2023	23.25%
Annual Return 2024	23.64%